Cost of services (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Cost Of Sales [Abstract]
Schedule of cost of services

	2020	2019	2018
Salaries and social security contributions (**)	(124,412)	(191,030)	(191,058)
Concession fees (***)	(76,201)	(163,919)	(171,429)
Construction services cost	(124,438)	(347,998)	(196,344)
Maintenance expenses	(82,095)	(128,858)	(130,979)
Amortization and depreciation (****)	(173,968)	(152,512)	(141,824)
Services and fees	(40,458)	(65,488)	(58,850)
Cost of fuel	(13,076)	(43,540)	(38,911)
Taxes (*)	(5,881)	(17,011)	(17,719)
Office expenses	(3,717)	(14,102)	(11,542)
Provision for maintenance costs	(1,813)	(2,174)	(2,092)
Others	(7,524)	(11,793)	(10,677)
	(653,583)	(1,138,425)	(971,425)

(*) Mainly includes tax from turnover and municipal taxes.

(**) At the year-end, the number of employees was 5.8 thousand in 2020,  6.3 thousand in 2019 and 6.1 thousand in 2018.

(***) Includes depreciation for fixed concession assets fee, as shown in Note 12, of USD 16,870 for the year ended December 31, 2020 (USD 19,742 and USD 24,780 for the year ended December 31, 2019 and 2018 respectively).

(****) Includes amortization of leases of USD 2,540 for the year ended December 31, 2020